Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2025
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Cash and Cash Equivalents and Deposits in Banks
4.
Cash and Cash Equivalents and Deposits in Banks

Details of Cash and cash equivalents and deposits in banks as of December 31, 2024 and 2025 are as follows:

(In millions of won)	December 31, 2024		December 31, 2025
Current assets
Cash and cash equivalents
Deposits		2,021,640	1,572,058
Deposits in banks
Time deposits	~~W~~	600	600
Non-current assets
Deposits in banks
Deposit for checking account	~~W~~	11	11